Accounts Receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net
Accounts receivable	$ 243,816	$ 165,133
Less: Loss allowance	(190)	(190)
Accounts receivable, net	$ 243,626	$ 164,943